SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other:
Nontrade Receivables, Current	$ 213	$ 234
Government of Israel [Member]
Other:
Nontrade Receivables, Current	19	0
Employees [Member]
Other:
Nontrade Receivables, Current	26	11
Sundry [Member]
Other:
Nontrade Receivables, Current	$ 168	$ 223